CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

NOTE 5: CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

During the six months ended June 30, 2025, the Company repaid approximately $600 in respect of refundable projects through royalties to the Israeli Government for participation grants in research and development. During this period, no additional grants were received from the government of Israel.